Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Loan commitments to directors and executive officers	$ 1,910	$ 1,910
Outstanding loan commitments to directors and executive officers	10	20
Related party deposit liabilities	$ 2,600	$ 3,400